Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2015
Land use rights
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,	December 31,
	2015	2014

Prepaid land lease payments	$11,147	$11,638
Less: accumulated amortization	1,573	1,377
Net carrying value	$9,574	$10,261